Subsequent events (Details) - Announcing or commencing implementation of major restructuring - EUR (€) € in Millions		3 Months Ended
	Feb. 15, 2023	Mar. 31, 2023
Events after the Reporting Period
Percentage of employees affected by workforce optimizations	8.00%
Forecast
Events after the Reporting Period
Restructuring charge		€ 140